Fair Value Measurements, Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swaps [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2010 Interest Rate Swaps [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2011 Interest Rate Swaps [Member] Designated as Hedging Instrument [Member] Other Assets [Member]	Dec. 31, 2010 Interest Rate Swaps [Member] Designated as Hedging Instrument [Member] Other Assets [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2010 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2010 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2010 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2011 Foreign Exchange Forward Contracts [Member]	May 19, 2011 Foreign Exchange Forward Contracts [Member]
Derivatives Fair Value [Line Items]
Notional Amount Of Derivatives	$ 449.0	$ 1,780.0												$ 2,340.0
Fair Value - Assets
Derivative Asset, Fair Value	0.9	40.1			0	37.3			0.9	2.8
Fair Value - Liabilities
Derivative Liability, Fair Value	1.2	3.5									1.2	3.5
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized			$ 16.5	$ 20.3			$ 47.2	$ 35.8					$ 28.0